PRUDENTIAL SHORT DURATION HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

March 23, 2012

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Prudential Short Duration High Yield Fund, Inc. (the “Fund”)
Pre-Effective Amendment No. 4 to the Registration Statement
under the Securities Act of 1933 (No. 333-178016) and
Amendment No. 4 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-22632)

Dear Mr. Greene:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is an amendment to the Fund’s initial registration statement on Form N-2 filed with the Commission on November 16, 2011 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 4 to the Registration Statement under the Securities Act and Amendment No. 4 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from Pre-Effective Amendment No. 3 to the Registration Statement (the “Amendment No. 3”) filed with the Commission on March 15, 2012.

On March 21, 2012 the Commission confirmed that it did not have any comments to the Fund’s audited financial statements that were included in Amendment No. 3.  The Commission stated that it had the following comment:

1.               Comment:  Please state in your response letter whether FINRA will or has reviewed the proposed underwriting terms and arrangements of the transaction involved in the registration statement. In this connection, indicate whether FINRA has reviewed the payments by the manager of various structuring fees, distribution assistance fees, sales incentives and other payments, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.” Indicate also whether FINRA aggregated such payments with the sales loads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.

Response:  Prior to the public offering of the Fund’s common stock, the Fund expects that its principal underwriter will disclose to FINRA the terms and arrangements of the underwriting, and that FINRA will review these terms (including the payments by the manager of various structuring fees, distribution assistance fees, sales incentives and other payments, and the reimbursements and other expenses to be paid by the Fund) along with other relevant portions of the Fund’s Registration Statement.  The Fund has not had any discussions with FINRA regarding the Fund and thus has no basis for knowing whether FINRA will aggregate such payments with the sales loads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.

Tandy Representations

The Fund hereby acknowledges that (i) the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Fund may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel